FINANCIAL RISK MANAGEMENT (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Other comprehensive income, net of tax, hedges of net investments in foreign operations	£ 41	£ 695
Gains (losses) on hedges of net investments in foreign operations, before tax	(11)	(2)
Gains (losses) on hedges of net investments in foreign operations, net of tax	(8)	(1)
Advances received	2,465	2,870
Allowance account for credit losses of financial assets	2,201	2,412
Asset-backed debt instruments held	40,901	55,311
Debt instruments issued	72,450	76,314
Derivative financial assets	25,834	36,138
Loans and advances to banks	6,611	26,902	£ 25,117
Loans and advances to customers	472,498	457,958
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	12,785	17,599
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	5,419	6,472
Gross loan commitments	129,809	114,168
Assets obtained by taking possession of collateral or calling on other credit enhancements	297	241
Exposure to credit risk on loan commitments and financial guarantee contracts	5,820	6,883
Undated subordinated liabilities	24	23
Group [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Debt instruments issued	(72,450)	(76,314)
Financial assets at fair value through profit or loss, classified as held for trading	162,878	151,174
Derivative financial assets	25,834	36,138
Loans and advances to banks	6,611	26,902
Loans and advances to customers	472,498	457,958
Not later than 1 year [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,132	3,815
Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Exposure to credit risk on loan commitments and financial guarantee contracts	627	667
Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,471	1,334
Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Exposure to credit risk on loan commitments and financial guarantee contracts	590	1,067
Sub-Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Asset-backed debt instruments held	89	91
Debt instruments issued	9	5
Financial assets at fair value through profit or loss, classified as held for trading	331	485
Derivative financial assets	1,878	1,830
Not Rated [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Asset-backed debt instruments held	23	72
Debt instruments issued	376
Financial assets at fair value through profit or loss, classified as held for trading	1,972	2,006
Derivative financial assets	340	271
Trading & other financial assets at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	31,590	33,079
Financial assets pledged as collateral for liabilities or contingent liabilities	48,765	45,702
Retail Non-Mortgage,Impaired [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Allowance account for credit losses of financial assets	542	458
Loans and advances to customers	817	972
Commercial loans [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	16,832	8,304
Underlying Basis [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Allowance account for credit losses of financial assets	3,442	3,532
Deposits From Banks [Member] | Gross carrying amount [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral For Facilities Granted	23,175	7,279
Deposits From Banks [Member] | At fair value [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral For Facilities Granted	23,082	8,395
Deposits from Customers [Member] | Gross carrying amount [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral For Facilities Granted	2,638	2,462
Deposits from Customers [Member] | At fair value [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral For Facilities Granted	2,640	2,277
Loans and Advances to Banks [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Loans and advances to banks	771	902
Loans and Advances to Banks [Member] | Fair Value Of Collateral Held Against Reverse Repurchase Agreements [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Loans and advances to banks	796	785
Reverse Repurchase Agreement [Member] | Trading & other financial assets at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	39,099	30,850
Collateral sold or repledged in absence of default by owner of collateral, at fair value	31,281	27,303
Reverse Repurchase Agreement [Member] | Collateralised Loan [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	17,122	7,490
Stock Borrowing [Member] | Trading & other financial assets at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	61,469	47,816
Collateral sold or repledged in absence of default by owner of collateral, at fair value	£ 44,432	16,204
Mortgage Exposure [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Percentage of Exposure	64.00%
Financial, Business and other Services Exposure [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Percentage of Exposure	12.00%
Net Credit Risk [Member] | Group [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative financial assets	£ 12,785	17,599
Cash collateral received/pledged [Member] | Group [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative financial assets	5,419	6,472
OECD Banks [Member] | Group [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative financial assets	275	613
Irrevocable Loan Commitments And Contingencies [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Gross loan commitments	63,237	66,240
Irrevocable Loan Commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Fair Value Of Collateral Held	10,956	10,053
Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Notional principal of interest rate swaps designated as fair value hedges	109,670	194,416
Hedging instrument, assets	738	725
Gains (losses) on hedging instrument, fair value hedges	420	(1,946)
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	484	2,017
Cash flow hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Notional principal of interest rate swaps designated as hedged cash flows	549,099	384,182
Hedging instrument, liabilities	456	352
Gain (loss) on hedge ineffectiveness recognised in profit or loss	21	24
Cash collateral [Member] | Reverse Repurchase Agreement [Member] | Collateralised Loan [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		8
HBOS [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Allowance account for credit losses of financial assets	11,147
MBNA Limited [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Allowance account for credit losses of financial assets	162
Accumulated impairment [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Fair Value Of Collateral Held	797	1,160
Accumulated impairment [member] | Non-Mortgage [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Fair Value Of Collateral Held	154	139
Unimpaired [Member] | Retail Non-Mortgage [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Loans and advances to customers	49,482	39,864
Unimpaired [Member] | Commercial loans [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Loans and advances to customers	48,120	36,275
Financial assets impaired [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Allowance account for credit losses of financial assets	1,772	1,876
Loans and advances to customers	4,169	4,320
Financial assets impaired [member] | Commercial loans [Member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Allowance account for credit losses of financial assets	242	401
Loans and advances to customers	£ 698	£ 204